EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2011
EMPLOYEE BENEFIT PLANS
Schedule of reconciliation of the changes in the pension benefit obligations, fair value of Pension Plan assets and statement of the funded status

	2011	2010
	(in thousands)
Accumulated Benefit Obligation	$104,911	$102,097
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	$102,097	$89,996
Interest cost	4,519	4,825
Actuarial gain	2,411	11,482
Benefits paid	(4,116)	(4,206)

Projected benefit obligation at end of year	$104,911	$102,097

Change in plan assets
Fair value of plan assets at beginning of year	$61,388	$57,181
Actual return on plan assets	(1,323)	5,005
Employer contribution	11,335	3,408
Benefits paid	(4,116)	(4,206)

Fair value of plan assets at end of year	$67,284	$61,388

Funded status of the plan at end of year	$(37,627)	$(40,709)

The amounts recognized in the Consolidated Balance Sheets are as follows (in thousands):
Accrued liabilities	$(68)	$(181)
Noncurrent liabilities – other	(37,559)	(40,528)

Net amount recognized	$(37,627)	$(40,709)

The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2011 and 2010, and not yet reflected in net periodic benefit cost, are as follows (in thousands):
Net actuarial gain (loss)	$(43,781)	$(38,001)
Prior service cost	(2)	(2)

Total	$(43,783)	$(38,003)

Schedule of weighted average assumptions used for the pension calculations

Years Ended September 30,	2011	2010	2009
Discount rate for net periodic benefit costs	4.48%	5.42%	7.25%
Discount rate for year-end obligations	4.33%	4.48%	5.42%
Expected return on plan assets	8.00%	8.00%	8.00%

Schedule of components of the net periodic pension expense (benefit)

Years Ended September 30,	2011	2010	2009
	(in thousands)
Interest cost	$4,519	$4,825	$4,988
Expected return on plan assets	(5,050)	(4,552)	(4,643)
Amortization of prior service cost	—	—	(1)
Recognized net actuarial loss	2,976	2,295	3
Settlement/curtailment	28	—	—

Net pension expense (benefit)	$2,473	$2,568	$347

Schedule of expected benefits to be paid from pension plan

Years Ended September 30,
2012	2013	2014	2015	2016	2017-2021	Total
$6,171	$5,626	$5,278	$5,965	$6,678	$35,649	$65,367

Schedule of target allocation and the asset allocation for the Pension Plan

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2012	2011	2010

U.S. equities	56%	56%	53%
International equities	14	13	15
Fixed income	25	30	31
Real estate and other	5	1	1

Total	100%	100%	100%

Schedule of fair value of plan assets, summarized by level within fair value hierarchy

	Fair Value as of September 30, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$156	$156	$—	$—
Mutual funds:
Domestic stock funds	28,288	28,288	—	—
Bond funds	20,127	20,127	—	—
International stock funds	8,848	8,848	—	—

Total mutual funds	57,263	57,263	—	—
Domestic common stock	8,252	8,252	—	—
Common collective trust	535	—	535	—
Foreign equity stock	803	803	—	—
Oil and gas properties	275	—	—	275

Total	$67,284	$66,474	$535	$275

	Fair Value as of September 30, 2010
	Total	Level 1	Level 2	Level 3
	(in thousands)
Short-term investments	$63	$63	$—	$—
Mutual funds:
Domestic stock funds	17,858	17,858	—	—
Bond funds	18,872	18,872	—	—
International stock funds	8,956	8,956	—	—

Total Mutual funds	45,686	45,686	—	—
Domestic common stock	13,710	13,710	—	—
Common collective trust	785	—	785	—
Foreign equity stock	869	869	—	—
Oil and gas properties	275	—	—	275

Total	$61,388	$60,328	$785	$275

Summary of changes in fair value of plan's Level 3 assets

	Oil and Gas Properties
Years Ended September 30,	2011	2010
	(in thousands)
Balance, beginning of year	$275	$435
Unrealized losses relating to property still held at the reporting date	—	(160)

Balance, end of year	$275	$275